SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Accounting Policies [Abstract]
Carrying amount of investments	$ 40,000,000
Downward price adjustments to carrying amount of investments	0
Upward price adjustments to carrying amount of investments	$ 0